Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
2018	$ 17,377
2019	16,608
2020	10,621
2021	7,118
2022	6,067
Thereafter	42,460
Total	$ 100,251	$ 113,054